Financial Information by Segment & Geographic Area - Schedule of Segment Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenues from external customers	$ 1,578,203	$ 1,328,297	$ 1,139,291
Equity in earnings of affiliated companies	591	547	462
Income from operations	196,305	137,871	116,814
Depreciation amortization and impairment of intangible assets and property, plant and equipment	98,156	98,356	97,145
Adjusted EBITDA	294,142	256,978	246,722
Assets	1,273,022	1,164,366	1,055,528
Total expenditures for additions to long-lived assets	111,057	98,981	66,296
Operating segments | Rubber
Segment Reporting Information [Line Items]
Revenues from external customers	1,032,818	849,410	712,271
Equity in earnings of affiliated companies	591	547	462
Income from operations	87,169	50,540	29,833
Depreciation amortization and impairment of intangible assets and property, plant and equipment	57,127	60,403	64,933
Adjusted EBITDA	144,887	111,490	95,228
Assets	685,243	610,782	520,262
Total expenditures for additions to long-lived assets	67,885	52,584	47,393
Operating segments | Specialty
Segment Reporting Information [Line Items]
Revenues from external customers	545,385	478,887	427,020
Equity in earnings of affiliated companies	0	0	0
Income from operations	108,226	107,535	119,282
Depreciation amortization and impairment of intangible assets and property, plant and equipment	41,029	37,953	32,212
Adjusted EBITDA	149,255	145,488	151,494
Assets	436,337	357,492	320,710
Total expenditures for additions to long-lived assets	43,171	46,397	18,903
Corporate and other
Segment Reporting Information [Line Items]
Revenues from external customers	0	0	0
Equity in earnings of affiliated companies	0	0	0
Income from operations	910	(20,204)	(32,301)
Adjusted EBITDA
Assets	151,442	196,092	214,556
Total expenditures for additions to long-lived assets	$ 0	$ 0	$ 0